Related-Party Transactions - Compensation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supervisory Board
Transactions between the Company and related parties
Short term employee benefits	€ 234,000	€ 240,000	€ 156,000
Share-based payment	416,000	415,000	574,000
Total compensation	650,000	655,000	730,000
Mr. Dinko Valerio
Transactions between the Company and related parties
Short term employee benefits	74,000	70,000
Share-based payment	104,000	86,000	123,000
Total compensation	178,000	156,000	123,000
Ms. Alison F. Lawton
Transactions between the Company and related parties
Short term employee benefits	52,000	47,000	34,000
Share-based payment	104,000	86,000	123,000
Total compensation	156,000	133,000	157,000
Mr. James Shannon
Transactions between the Company and related parties
Short term employee benefits	59,000	50,000	45,000
Share-based payment	104,000	86,000	125,000
Total compensation	163,000	136,000	170,000
Mr. Bart Filius
Transactions between the Company and related parties
Short term employee benefits	49,000	44,000	41,000
Share-based payment	104,000	80,000	104,000
Total compensation	153,000	124,000	145,000
Ms. Theresa Heggie
Transactions between the Company and related parties
Short term employee benefits		29,000	36,000
Share-based payment		77,000	99,000
Total compensation		106,000	135,000
Key management personnel
Transactions between the Company and related parties
Short term employee benefits	5,559,000	3,671,000	2,309,000
Post-employment benefits	157,000	67,000	65,000
Share-based payment	1,820,000	4,390,000	5,319,000
Total compensation	7,536,000	8,128,000	7,693,000
Management Board
Transactions between the Company and related parties
Short term employee benefits	1,579,000	733,000	689,000
Post-employment benefits	34,000	10,000	10,000
Share-based payment	1,314,000	1,472,000	1,925,000
Total compensation	2,927,000	2,215,000	2,624,000
Mr. D.A. de Boer
Transactions between the Company and related parties
Short term employee benefits	1,295,000	733,000	689,000
Post-employment benefits	24,000	10,000	10,000
Share-based payment	1,145,000	1,472,000	1,925,000
Total compensation	2,464,000	2,215,000	2,624,000
Mr. R.K. Beukema
Transactions between the Company and related parties
Short term employee benefits	284,000
Post-employment benefits	10,000
Share-based payment	169,000
Total compensation	463,000
Senior Management
Transactions between the Company and related parties
Short term employee benefits	3,980,000	2,938,000	1,620,000
Post-employment benefits	123,000	57,000	55,000
Share-based payment	506,000	2,918,000	3,394,000
Total compensation	€ 4,609,000	€ 5,913,000	€ 5,069,000